Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer above to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(3)			Average Summary Compensation Table Total for non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to non-CEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income	Adjusted EBITDA (Company – Selected Measure)(7)
			Summary Compensation Table Total for prior CEO(1)	Compensation Actually Paid to the prior CEO(3)			Total Shareholder Return	Peer Group Total Shareholder Return(6)
2025	16,727,125	16,178,080	27,279,619	30,518,416	5,834,960	4,553,557	$132.38	$271.54	$912,264	$1,399,223
2024			9,863,432	15,209,440	3,493,227	5,200,672	$142.79	$213.95	$534,535	$918,685
2023			8,251,865	9,129,803	3,269,016	3,564,802	$80.49	$147.59	$263,921	$567,767
2022			12,052,261	8,565,816	3,452,212	1,959,138	$81.09	$118.95	$468,332	$859,123
2021			10,107,261	14,939,149	3,309,375	3,033,721	$114.54	$128.94	$827,234	$1,301,233
(1)
Mr. Simons was appointed as our CEO on August 1, 2025. Mr. Cifu was our CEO for each of the years 2021-2024, and for 2025 until August 1.

(2)
Our non-CEO NEOs consisted of (i) Messrs. Molluso, Fairclough and Cavoli for each of the years presented, as well as Ms. Lee for 2025 and 2024 and former CFO Mr. Sean P. Galvin for 2024, 2023, 2022 and 2021.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2025 (Mr. Simons)	2025 (Mr. Cifu)	2024 (Mr. Cifu)	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)
Summary Compensation Table Total	16,727,125	27,279,619	9,863,432	8,251,865	12,052,261	10,107,261
Less, value of “Stock Awards,” as reported in Summary Compensation Table	(6,246,625)	(6,013,500)	(5,527,500)	(4,974,000)	(7,889,500)	(6,590,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	2,271,958	6,503,531	7,953,051	4,604,182	4,057,161	3,706,982
Plus, fair value as of vesting date of equity awards granted and vested in the year	2,963,816	1,207,671	818,903	999,677	1,009,158	6,914,549
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(171,456)	(175,466)	2,201,421	(7,591)	(371,530)	251,656
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	462,329	1,415,628	(467,167)	(127,421)	(597,694)	229,648
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	170,933	300,933	367,300	383,092	305,960	319,551
Compensation “Actually Paid” to CEO	16,178,080	30,518,416	15,209,440	9,129,803	8,565,816	14,939,149

(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table Total	5,834,960	3,493,227	3,269,016	3,452,212	3,309,375
Less, value of “Stock Awards,” as reported in Summary Compensation Table	(4,018,688)	(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)
Plus, year-end fair value of outstanding and unvested awards granted in the year	1,645,383	2,670,875	1,717,954	638,834	563,080
Plus, fair value as of vesting date of equity awards granted and vested in the year	476,359	256,760	369,392	414,794	385,950
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(144,297)	756,036	(4,106)	(620,849)	307,181
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	570,522	(158,812)	(56,921)	4,997	117,898
Less, fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	189,318	117,054	111,276	101,362	137,112
Average Compensation “Actually Paid” to Non-CEO NEOs	4,553,557	5,200,672	3,564,802	1,959,138	3,033,721

(5)
Assumes $100 was invested in our Class A Common Stock on December 31, 2020, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(6)
The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2020, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations for 2020, 2021 and 2022 and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Simons was appointed as our CEO on August 1, 2025. Mr. Cifu was our CEO for each of the years 2021-2024, and for 2025 until August 1.
(2)
Our non-CEO NEOs consisted of (i) Messrs. Molluso, Fairclough and Cavoli for each of the years presented, as well as Ms. Lee for 2025 and 2024 and former CFO Mr. Sean P. Galvin for 2024, 2023, 2022 and 2021.

Peer Group Issuers, Footnote
(6)
The peer group indices used by the Company consists of the NYSE Arca Securities Broker/Dealer Index. The calculation assumes $100 was invested in our Class A Common Stock on December 31, 2020, and that dividends were reinvested on the date of payment without payment of any commissions or consideration of income taxes.

Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during each year in the table:

CEO	2025 (Mr. Simons)	2025 (Mr. Cifu)	2024 (Mr. Cifu)	2023 (Mr. Cifu)	2022 (Mr. Cifu)	2021 (Mr. Cifu)
Summary Compensation Table Total	16,727,125	27,279,619	9,863,432	8,251,865	12,052,261	10,107,261
Less, value of “Stock Awards,” as reported in Summary Compensation Table	(6,246,625)	(6,013,500)	(5,527,500)	(4,974,000)	(7,889,500)	(6,590,500)
Plus, year-end fair value of outstanding and unvested awards granted in the year	2,271,958	6,503,531	7,953,051	4,604,182	4,057,161	3,706,982
Plus, fair value as of vesting date of equity awards granted and vested in the year	2,963,816	1,207,671	818,903	999,677	1,009,158	6,914,549
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(171,456)	(175,466)	2,201,421	(7,591)	(371,530)	251,656
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	462,329	1,415,628	(467,167)	(127,421)	(597,694)	229,648
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	170,933	300,933	367,300	383,092	305,960	319,551
Compensation “Actually Paid” to CEO	16,178,080	30,518,416	15,209,440	9,129,803	8,565,816	14,939,149

Non-PEO NEO Average Total Compensation Amount			$ 5,834,960	$ 3,493,227	$ 3,269,016	$ 3,452,212	$ 3,309,375
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,553,557	5,200,672	3,564,802	1,959,138	3,033,721
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below set forth each adjustment made during each year presented in the table to calculate the average compensation “actually paid” to our non-CEO NEO’s during each year in the table:

Non-CEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table Total	5,834,960	3,493,227	3,269,016	3,452,212	3,309,375
Less, value of “Stock Awards,” as reported in Summary Compensation Table	(4,018,688)	(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)
Plus, year-end fair value of outstanding and unvested awards granted in the year	1,645,383	2,670,875	1,717,954	638,834	563,080
Plus, fair value as of vesting date of equity awards granted and vested in the year	476,359	256,760	369,392	414,794	385,950
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(144,297)	756,036	(4,106)	(620,849)	307,181
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	570,522	(158,812)	(56,921)	4,997	117,898
Less, fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—
Plus, dividends or other earnings paid during covered year, prior to vesting date of award	189,318	117,054	111,276	101,362	137,112
Average Compensation “Actually Paid” to Non-CEO NEOs	4,553,557	5,200,672	3,564,802	1,959,138	3,033,721

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income
CAP versus Annual Net Income
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Net Income. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its NEOs.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Annual Adjusted EBITDA
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s Adjusted EBITDA. This is primarily due to the Company’s use of quantitative financial performance metrics in determining annual bonus compensation of its NEOs.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return
The chart below shows the relationship between the CEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of annual and long-term equity incentives, the value of which are tied directly to stock price performance and the Company’s financial performance.

Tabular List, Table
Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link the compensation awarded to our NEOs to the Company’s performance. For more information, please see the “Executive Compensation — Compensation Discussion and Analysis” section above.
1. Annual Adjusted EBITDA
2. Adjusted Net Trading Income
3. Adjusted Operating Expenses

Total Shareholder Return Amount			$ 132.38	142.79	80.49	81.09	114.54
Peer Group Total Shareholder Return Amount			271.54	213.95	147.59	118.95	128.94
Net Income (Loss)			$ 912,264	$ 534,535	$ 263,921	$ 468,332	$ 827,234
Company Selected Measure Amount			1,399,223	918,685	567,767	859,123	1,301,233
PEO Name	Mr. Simons	Mr. Cifu
Measure:: 1
Pay vs Performance Disclosure
Name			Annual Adjusted EBITDA
Non-GAAP Measure Description
(7)
“EBITDA” and “Adjusted EBITDA” are non-GAAP financial measures of financial performance. “EBITDA” measures our operating performance by adjusting net income to exclude Financing interest expense on long-term borrowings, Debt issue cost related to debt refinancing, prepayment, and commitment fees, Depreciation and amortization, Amortization of purchased intangibles and acquired capitalized software, and Income tax expense, and “Adjusted EBITDA” measures our operating performance by further adjusting EBITDA to exclude severance, transaction advisory fees and expenses, termination of office leases, charges related to share-based compensation and other expenses, which includes reserves for legal matters, COVID-19 one-time costs and donations for 2020, 2021 and 2022 and Other, net, which includes gains and losses from strategic investments and the sales of businesses. Reconciliations of Net Income to EBITDA and Adjusted EBITDA are available at https://ir.virtu.com/financials-and-filings/quarterly-results/default.aspx.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Trading Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Expenses
Mr. Simons [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,727,125
PEO Actually Paid Compensation Amount			16,178,080
Mr.Cifu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			27,279,619	$ 9,863,432	$ 8,251,865	$ 12,052,261	$ 10,107,261
PEO Actually Paid Compensation Amount			30,518,416	15,209,440	9,129,803	8,565,816	14,939,149
PEO | Mr. Simons [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,246,625)
PEO | Mr. Simons [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,271,958
PEO | Mr. Simons [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(171,456)
PEO | Mr. Simons [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,963,816
PEO | Mr. Simons [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			462,329
PEO | Mr. Simons [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			170,933
PEO | Mr.Cifu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,013,500)	(5,527,500)	(4,974,000)	(7,889,500)	(6,590,500)
PEO | Mr.Cifu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,503,531	7,953,051	4,604,182	4,057,161	3,706,982
PEO | Mr.Cifu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(175,466)	2,201,421	(7,591)	(371,530)	251,656
PEO | Mr.Cifu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,207,671	818,903	999,677	1,009,158	6,914,549
PEO | Mr.Cifu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,415,628	(467,167)	(127,421)	(597,694)	229,648
PEO | Mr.Cifu [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			300,933	367,300	383,092	305,960	319,551
Non-PEO NEO | Mr. Simons [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,018,688)
Non-PEO NEO | Mr. Simons [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,645,383
Non-PEO NEO | Mr. Simons [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(144,297)
Non-PEO NEO | Mr. Simons [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			476,359
Non-PEO NEO | Mr. Simons [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			570,522
Non-PEO NEO | Mr. Simons [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Mr. Simons [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 189,318
Non-PEO NEO | Mr.Cifu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,934,468)	(1,841,807)	(2,032,213)	(1,786,875)
Non-PEO NEO | Mr.Cifu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,670,875	1,717,954	638,834	563,080
Non-PEO NEO | Mr.Cifu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				756,036	(4,106)	(620,849)	307,181
Non-PEO NEO | Mr.Cifu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				256,760	369,392	414,794	385,950
Non-PEO NEO | Mr.Cifu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(158,812)	(56,921)	4,997	117,898
Non-PEO NEO | Mr.Cifu [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Mr.Cifu [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 117,054	$ 111,276	$ 101,362	$ 137,112